Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Summary of Potential Future Lease Commitments and Other Commitments Fall Due

	€ million	€ million	€ million	€ million
	Leases	Leases	Other Commitments	Other Commitments
Lease commitments and other commitments fall due as follows:	2022	2021	2022	2021
Within 1 year	64	56	1,806	1,233
Later than 1 year but not later than 5 years	91	90	2,020	1,554
Later than 5 years	164	23	231	501
	319	169	4,057	3,288

Summary of Contingent Liabilities

	€ million	€ million
Summary of contingent liabilities	2022	2021
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,292	2,549
Inputs for PIS and COFINS taxes	40	36
Goodwill amortisation	154	137
Other tax assessments – approximately 700 cases	876	749
Total Brazil Tax	4,362	3,471
Other contingent liabilities	609	656
Total contingent liabilities	4,971	4,127